Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Components Of Acquired Intangible Assets Excluding Goodwill

The components of intangible assets excluding goodwill at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,338	1,698	¥2,704	1,998
Customer relationships	—	—	2,227	215
Patented technologies	—	—	4,365	389
Developed technologies	—	—	6,238	603
In-process technologies	—	—	1,726	—
Other	54	44	1,690	175

Total	¥2,392	1,742	¥18,950	3,380

Changes In Carrying Amount Of Goodwill

Changes in the carrying amount of goodwill for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥645	—	—	645
Acquisition of Verigy	20,844	—	14,296	35,140
Translation adjustments	422	—	289	711

Balance at end of year	21,911	—	14,585	36,496